Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
5,875	iShares 20+ Year Treasury Bond ETF	$775,970	1.9
2,064	iShares Russell 2000 ETF	423,677	1.0
8,371	Vanguard FTSE Developed Markets ETF	402,059	1.0
11,673	Vanguard Russell 1000 Growth ETF	832,985	2.0
7,720	Vanguard S&P 500 ETF	3,205,113	7.6
10,477	Vanguard Value ETF	1,548,291	3.7

	Total Exchange-Traded Funds
	(Cost $6,500,323)	7,188,095	17.2

MUTUAL FUNDS: 82.8%
	Affiliated Investment Companies: 82.8%
804,932	(1) Voya Government Money Market Portfolio - Class I	804,932	1.9
259,197	Voya Intermediate Bond Fund - Class R6	2,477,919	5.9
188,279	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,926,091	4.6
510,730	Voya Multi-Manager International Equity Fund - Class I	5,189,019	12.4
401,888	Voya Multi-Manager International Factors Fund - Class I	3,741,576	8.9
83,336	Voya Multi-Manager Mid Cap Value Fund - Class I	848,361	2.0
311,033	Voya U.S. Stock Index Portfolio - Class I	6,485,036	15.5
41,737	VY® BrandywineGLOBAL - Bond Portfolio - Class I	454,931	1.1
123,854	VY® Columbia Contrarian Core Portfolio - Class I	2,787,961	6.7
89,802	VY® Invesco Comstock Portfolio - Class I	1,982,835	4.7
66,611	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,314,908	3.1
100,149	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,204,763	7.7
66,029	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	856,396	2.0
26,242	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,645,690	6.3

	Total Mutual Funds
	(Cost $35,954,089)	34,720,418	82.8

	Total Investments in Securities (Cost $42,454,412)	$41,908,513	100.0
	Assets in Excess of Other Liabilities	10,040	0.0
	Net Assets	$41,918,553	100.0

(1) Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,188,095	$–	$–	$7,188,095
Mutual Funds	34,720,418	–	–	34,720,418
Total Investments, at fair value	$41,908,513	$–	$–	$41,908,513

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,288,027	$60,961	$(1,294,638)	$(54,350)	$-	$6,367	$12,851	$-
Voya Intermediate Bond Fund - Class R6	1,700,030	1,028,344	(108,602)	(141,853)	2,477,919	12,533	(8,895)	-
Voya Money Market Portfolio - Class I	-	804,932	-	-	804,932	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,035,954	277,220	(117,131)	(269,952)	1,926,091	-	(12,441)	-
Voya Multi-Manager International Equity Fund - Class I	5,841,631	727,790	(763,088)	(617,314)	5,189,019	-	(77,181)	-
Voya Multi-Manager International Factors Fund - Class I	3,817,886	358,201	(228,272)	(206,239)	3,741,576	-	4,298	-
Voya Multi-Manager Mid Cap Value Fund - Class I	878,680	78,284	(69,860)	(38,743)	848,361	-	(6,734)	-
Voya U.S. Stock Index Portfolio - Class I	6,089,443	1,282,179	(478,110)	(408,476)	6,485,036	-	155,197	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	846,869	472,949	(890,101)	25,214	454,931	-	(48,148)	-
VY® Columbia Contrarian Core Portfolio - Class I	2,835,273	254,423	(158,283)	(143,452)	2,787,961	-	62,933	-
VY® Invesco Comstock Portfolio - Class I	1,965,719	350,217	(364,608)	31,507	1,982,835	-	48,187	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,285,781	202,303	(61,538)	(111,638)	1,314,908	-	20,642	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,227,025	293,565	(196,489)	(119,338)	3,204,763	-	25,603	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	832,864	169,530	(51,274)	(94,724)	856,396	-	(10,185)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	3,058,730	675,363	(484,015)	(604,388)	2,645,690	-	111,424	-
	$35,703,912	$7,036,261	$(5,266,009)	$(2,753,746)	$34,720,418	$18,900	$277,551	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $43,015,270.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,821,902
Gross Unrealized Depreciation	(2,928,659)
Net Unrealized Depreciation	$(1,106,757)